Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of common stock cancelled
Date	Number of Shares
July 24, 2013	7,000
August 19, 2013	50,000
Total	57,000

Schedule of stockholders Equity
Date	Number of Shares
Period ended March 31, 2014	41,723,601
Period ended June 30, 2014	3,450,000
Period ended September 30, 2014	71,350,000
Total	116,523,601

Schedule of fair value of shares issued conversion debt
Date	Number of Shares	Fair Value
March 31, 2014	1,930,000	$87,572
June 30, 2014	4,429,107	46,337
September 30, 2014	567,572,283	504,997
Total	573,931,390	$638,906

Date	Number of Shares	Fair Value
July 31, 2013	3,000	$177,662
December 4, 2013	5,000	$32,700
Total	8,000	$210,362

Summary of share purchase warrants
		Weighted Average
		Exercise
	Number of	Price
	Warrants	$

Balance, December 31, 2013	297	126
Cashless warrants exercised (1)	(297)	-
Balance, September 30, 2014	-	-

(1)	The Company issued 297 (59,325 pre-split) warrants during the year ended December 31, 2013. The exercise price per share of common stock under this warrant was $126 per share ($0.63 pre-split) subject to anti-dilution provisions.

		Weighted Average
		Exercise
	Number of	Price
	Warrants	$
Balance, December 31, 2011 and 2012	-	-
Warrants issued with convertible debentures	297	126

Balance, December 31, 2013	297	126

Summary of share purchase warrants outstanding
Number of Warrants Outstanding and Exercisable
Number	Exercise Price per Share	Expiry Date

297	$126	November 8, 2019
297	$126